Revenues and Cost of Revenues (Tables)	9 Months Ended
Sep. 30, 2014
Revenues and Cost of Revenues [Abstract]
Revenues and Cost of Revenues
	Nine Months Ended September 30,
	2013	2014

Sales of marine petroleum products	$ 4,829,473	$ 5,170,187
Voyage revenues	17,138	23,020
Other revenues	17,688	31,070
Total Revenues	4,864,299	5,224,277

Cost of marine petroleum products	$ 4,637,778	$ 4,945,275
Cost of voyage revenues	11,805	11,118
Cost of other revenues	3,690	17,889
Total Cost of Revenues	$ 4,653,273	$ 4,974,282